INVESTMENTS, Investments at Fair Value through Other Comprehensive Income (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Debt instruments [Abstract]
Cost		S/ 31,918,694	S/ 34,129,924
Unrealized gross amount, profits		134,964	842,420
Unrealized gross amount, losses		(2,000,732)	(989,661)
Estimated fair value		30,052,926	33,982,683
Equity instruments designated at the initial recognition [Abstract]
Cost		173,240	175,136
Unrealized gross amount, profits		173,759	212,051
Unrealized gross amount, losses		(10,644)	(9,360)
Estimated fair value		336,355	377,827
Balance before accrued interest [Abstract]
Cost		32,091,934	34,305,060
Unrealized gross amount, gains		308,723	1,054,471
Unrealized gross amount, losses		(2,011,376)	(999,021)
Estimated fair value		30,389,281	34,360,510
Accrued interest		396,880	397,933
Total at fair value through other comprehensive income investments		30,786,161	34,758,443
Provision of credit loss		58,300	6,800
Inversiones Centenario [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		112,647	112,647
Unrealized gross amount, profits		14,158	72,124
Unrealized gross amount, losses		0	0
Estimated fair value		126,805	184,771
Alicorp S.A.A [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		12,197	12,197
Unrealized gross amount, profits		144,641	125,356
Unrealized gross amount, losses		0	0
Estimated fair value		156,838	137,553
Bolsa De Valores De Lima [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		18,367	19,423
Unrealized gross amount, profits		6,632	6,730
Unrealized gross amount, losses		0	0
Estimated fair value		24,999	26,153
Bolsa De Comercio De Santiago [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		3,995	3,648
Unrealized gross amount, profits		4,006	4,108
Unrealized gross amount, losses		0	0
Estimated fair value		8,001	7,756
Compania Universal Textil S.A. [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		9,597	9,597
Unrealized gross amount, profits		0	0
Unrealized gross amount, losses		(3,191)	(3,233)
Estimated fair value		6,406	6,364
Pagos Digitales Peruanos S.A. [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		5,611	5,197
Unrealized gross amount, profits		0	0
Unrealized gross amount, losses		(5,611)	(5,197)
Estimated fair value		0	0
Bolsa De Valores De Colombia [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		3,541	4,402
Unrealized gross amount, profits		0	0
Unrealized gross amount, losses		(1,152)	(188)
Estimated fair value		2,389	4,214
Corporacin Andina de Fomento [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		4,441	4,441
Unrealized gross amount, profits		930	1,176
Unrealized gross amount, losses		0	0
Estimated fair value		5,371	5,617
Other Currencies [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		2,844	3,584
Unrealized gross amount, profits		3,392	2,557
Unrealized gross amount, losses		(690)	(742)
Estimated fair value		5,546	5,399
Corporate Bonds [Member]
Debt instruments [Abstract]
Cost	[1]	13,914,118	14,456,083
Unrealized gross amount, profits	[1]	61,336	594,025
Unrealized gross amount, losses	[1]	(1,194,756)	(334,687)
Estimated fair value	[1]	12,780,698	14,715,421
Government Bonds [Member]
Debt instruments [Abstract]
Cost	[2]	9,139,100	9,600,115
Unrealized gross amount, profits	[2]	59,788	206,701
Unrealized gross amount, losses	[2]	(670,177)	(568,417)
Estimated fair value	[2]	8,528,711	9,238,399
Certificates of Deposit BCRP [Member]
Debt instruments [Abstract]
Cost	[3]	7,021,219	8,347,101
Unrealized gross amount, profits	[3]	868	7
Unrealized gross amount, losses	[3]	(2,608)	(9,676)
Estimated fair value	[3]	7,019,479	8,337,432
Securitization Instruments [Member]
Debt instruments [Abstract]
Cost	[4]	772,737	768,012
Unrealized gross amount, profits	[4]	1,564	20,202
Unrealized gross amount, losses	[4]	(107,377)	(66,825)
Estimated fair value	[4]	666,924	721,389
Negotiable Certificates of Deposit [Member]
Debt instruments [Abstract]
Cost	[5]	577,286	615,514
Unrealized gross amount, profits	[5]	9,988	10,505
Unrealized gross amount, losses	[5]	(1,516)	(1,508)
Estimated fair value	[5]	585,758	624,511
Subordinated Bonds [Member]
Debt instruments [Abstract]
Cost		377,111	217,222
Unrealized gross amount, profits		462	6,281
Unrealized gross amount, losses		(17,467)	(4,224)
Estimated fair value		360,106	219,279
Others [Member]
Debt instruments [Abstract]
Cost		117,123	125,877
Unrealized gross amount, profits		958	4,699
Unrealized gross amount, losses		(6,831)	(4,324)
Estimated fair value		S/ 111,250	S/ 126,252

[1]	As of December 31, 2022, the balance comprises corporate bonds issued by companies in the United States of America, Peru, Chile and other countries, which represent 39.2 percent, 37.4 percent, 4.4 percent and 19.0 percent. of the total, respectively. As of December 31, 2021, the balance comprises corporate bonds issued by companies in the United States of America, Peru, Chile and other countries, which represent 38.1 percent, 37.1 percent, 4.6 percent and 20.2 percent of the total, respectively.
[2]	As of December 31, 2022 and December 31, 2021, the balance includes the following Government Treasury Bonds:
[3]	As of December 31, 2022, the Group maintains 70,253 certificates of deposits BCRP (83,494 as of December 31, 2021); which are instruments issued at discount through public auction, traded on the Peruvian secondary market and payable in soles. The decrease in the balance is mainly due to the maturity of these instruments.
[4]	As of December 31, 2022 and December 31, 2021, the balance of securitization instruments includes the following:
[5]	As of December 31, 2022, the balance corresponds to certificates for US$1.8 million, equivalent to S/6.7 million, in soles for S/5.9 million; and in other currencies, equivalent to S/ 573.2 million issued mainly by the financial systems of Colombia and Bolivia. As of December 31, 2021, the balance comprises to certificates for US$0.67 million, equivalent to S/2.7 million, in soles for S/6.8 million; and in other currencies, equivalent to S/ 615.1 million issued mainly by the financial system of Colombia and Bolivia.Likewise, as of December 31, 2022, the Group maintains CCS, which were designated as cash flow hedges of certain certificates for nominal amounts of S/17.3 million. As of December 31, 2021, the amount amounted to S/75.5 million, see note 13(c); Through said CCS, the certificates were economically converted into soles at a fixed rate.